                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN EQUITY AND INCOME FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

DESCRIPTION                                           SHARES          VALUE
-------------------------------------------------   ----------   --------------
COMMON STOCKS 60.0%
AEROSPACE & DEFENSE 1.1%
Raytheon Co. ....................................    2,895,500   $   187,078,255
                                                                 ---------------
AIR FREIGHT & LOGISTICS 0.5%
FedEx Corp. .....................................      909,700        84,301,899
                                                                 ---------------
AIRLINES 0.2%
UAL Corp. .......................................    1,253,800        26,994,314
                                                                 ---------------
AUTOMOBILE MANUFACTURERS 0.3%
Honda Motor Co. Ltd. - ADR (Japan) ..............    1,744,300        50,253,283
                                                                 ---------------
BROADCASTING & CABLE TV 0.7%
Comcast Corp., Class A ..........................    5,874,100       113,605,094
                                                                 ---------------
COMMUNICATIONS EQUIPMENT 1.0%
Alcatel-Lucent - ADR (France) ...................   17,100,900        98,501,184
Cisco Systems, Inc. (a) .........................    3,479,100        83,811,519
                                                                 ---------------
                                                                     182,312,703
                                                                 ---------------
COMPUTER HARDWARE 0.7%
Hewlett-Packard Co. .............................    2,558,600       116,825,676
                                                                 ---------------
COMPUTER STORAGE & PERIPHERALS 0.1%
EMC Corp. (a) ...................................    1,436,100        20,593,674
                                                                 ---------------
CONSUMER ELECTRONICS 0.4%
Sony Corp. - ADR (Japan) ........................    1,907,900        76,449,553
                                                                 ---------------
DEPARTMENT STORES 0.4%
Macy's, Inc. ....................................    2,827,800        65,209,068
                                                                 ---------------
DIVERSIFIED CHEMICALS 2.5%
Bayer AG - ADR (Germany) ........................    4,590,100       369,483,313
Du Pont (E.I.) de Nemours & Co. .................    1,263,800        59,095,288
                                                                 ---------------
                                                                     428,578,601
                                                                 ---------------
DRUG RETAIL 0.1%
Rite Aid Corp. (a) ..............................    8,963,400        26,352,396
                                                                 ---------------

ELECTRIC UTILITIES 3.5%
American Electric Power Co., Inc. ...............    5,686,800       236,741,484
Entergy Corp. ...................................    2,045,600       223,134,048
FirstEnergy Corp. ...............................    2,119,200       145,419,504
                                                                 ---------------
                                                                     605,295,036
                                                                 ---------------
GOLD 0.8%
Newmont Mining Corp. ............................    3,040,800       137,748,240
                                                                 ---------------
HEALTH CARE EQUIPMENT 1.1%
Boston Scientific Corp. (a) .....................    6,892,900        88,711,623
Covidien Ltd. (Bermuda) .........................    2,195,050        97,130,962
                                                                 ---------------
                                                                     185,842,585
                                                                 ---------------
HOME IMPROVEMENT RETAIL 0.4%
Home Depot, Inc. ................................    2,456,600        68,711,102
                                                                 ---------------
HOUSEHOLD PRODUCTS 1.2%
Kimberly-Clark Corp. ............................    1,497,200        96,644,260
Procter & Gamble Co. ............................    1,527,300       107,017,911
                                                                 ---------------
                                                                     203,662,171
                                                                 ---------------
HYPERMARKETS & SUPER CENTERS 2.4%
Wal-Mart Stores, Inc. ...........................    7,752,100       408,380,628
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.3%
NRG Energy, Inc. (a) ............................    1,411,100        55,018,789
                                                                 ---------------
INDUSTRIAL CONGLOMERATES 3.3%
General Electric Co. ............................    7,087,600       262,312,076
Siemens AG - ADR (Germany) ......................    1,876,300       204,404,122
Tyco International Ltd. (Bermuda) ...............    2,371,450       104,462,373
                                                                 ---------------
                                                                     571,178,571
                                                                 ---------------
INSURANCE BROKERS 1.6%
Marsh & McLennan Cos., Inc. .....................   11,293,000       274,984,550
                                                                 ---------------
INTEGRATED OIL & GAS 3.6%
BP PLC - ADR (United Kingdom) ...................      459,100        27,844,415
ConocoPhillips ..................................      917,800        69,945,538
Exxon Mobil Corp. ...............................    1,640,700       138,770,406
Occidental Petroleum Corp. ......................    2,574,200       188,354,214

Royal Dutch Shell PLC - ADR (United Kingdom) ....    2,919,600       201,394,008
                                                                 ---------------
                                                                     626,308,581
                                                                 ---------------
INTEGRATED TELECOMMUNICATION SERVICES 2.6%
Embarq Corp. ....................................    1,238,443        49,661,564
France Telecom - ADR (France) ...................    3,534,100       118,675,078
Verizon Communications, Inc. ....................    7,781,312       283,628,823
                                                                 ---------------
                                                                     451,965,465
                                                                 ---------------
INTERNET SOFTWARE & SERVICES 1.0%
eBay, Inc. (a) ..................................    5,819,900       173,665,816
                                                                 ---------------
INVESTMENT BANKING & BROKERAGE 1.1%
Charles Schwab Corp. ............................    5,046,940        95,033,880
Merrill Lynch & Co., Inc. .......................    2,309,200        94,076,808
                                                                 ---------------
                                                                     189,110,688
                                                                 ---------------
LIFE & HEALTH INSURANCE 0.4%
Aegon NV (Netherlands) ..........................    5,066,000        74,166,240
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES 0.3%
Applera Corp. ...................................    1,679,370        55,184,098
                                                                 ---------------
MANAGED HEALTH CARE 0.1%
CIGNA Corp. .....................................      643,300        26,098,681
                                                                 ---------------
MOVIES & ENTERTAINMENT 3.0%
Time Warner, Inc. ...............................   19,189,800       269,040,996
Viacom, Inc., Class B (a) .......................    6,301,500       249,665,430
                                                                 ---------------
                                                                     518,706,426
                                                                 ---------------
MULTI-LINE INSURANCE 0.7%
Hartford Financial Services Group, Inc. .........    1,517,900       115,011,283
                                                                 ---------------
OIL & GAS EQUIPMENT & SERVICES 0.5%
Schlumberger Ltd. (Netherlands Antilles) ........      962,300        83,720,100
                                                                 ---------------
OIL & GAS EXPLORATION & PRODUCTION 0.3%
Devon Energy Corp. ..............................      577,700        60,271,441
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION 0.6%
Williams Cos., Inc. .............................    3,030,400        99,942,592
                                                                 ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES 4.5%
Bank of America Corp. ...........................    4,262,195       161,579,812
Citigroup, Inc. .................................    7,412,400       158,773,608
JPMorgan Chase & Co. ............................   10,472,645       449,800,103
                                                                 ---------------
                                                                     770,153,523
                                                                 ---------------
PACKAGED FOODS & MEATS 3.4%
Cadbury Schweppes PLC - ADR (United Kingdom) ....    3,539,623       156,522,129
ConAgra Foods, Inc. .............................    2,557,700        61,256,915
Kraft Foods, Inc., Class A ......................    4,362,714       135,287,761
Unilever NV (Netherlands) .......................    6,761,200       228,055,276
                                                                 ---------------
                                                                     581,122,081
                                                                 ---------------
PERSONAL PRODUCTS 0.4%
Estee Lauder Cos., Inc., Class A ................    1,567,200        71,856,120
                                                                 ---------------
PHARMACEUTICALS 6.4%
Abbott Laboratories .............................    5,646,400       311,398,960
Bristol-Myers Squibb Co. ........................    7,972,600       169,816,380
Novartis AG - ADR (Switzerland) .................    2,269,900       116,286,977
Roche Holdings AG - ADR (Switzerland) ...........    1,684,200       159,130,963
Schering-Plough Corp. ...........................   12,709,018       183,136,950
Wyeth, Inc. .....................................    4,071,300       170,017,488
                                                                 ---------------
                                                                   1,109,787,718
                                                                 ---------------
PROPERTY & CASUALTY INSURANCE 2.3%
Chubb Corp. .....................................    3,548,116       175,560,780
Travelers Cos., Inc. ............................    4,780,649       228,754,054
                                                                 ---------------
                                                                     404,314,834
                                                                 ---------------
REGIONAL BANKS 1.4%
PNC Financial Services Group, Inc. ..............    2,513,900       164,836,423
SunTrust Banks, Inc. ............................    1,528,200        84,264,948
                                                                 ---------------
                                                                     249,101,371
                                                                 ---------------
RESTAURANTS 0.5%
Starbucks Corp. (a) .............................    4,499,200        78,736,000
                                                                 ---------------
SEMICONDUCTORS 0.5%
Intel Corp. .....................................    4,429,600        93,818,928
                                                                 ---------------

SOFT DRINKS 1.1%
Coca-Cola Co. ...................................    2,997,000       182,427,390
                                                                 ---------------
SPECIALTY STORES 0.3%
Office Depot, Inc. (a) ..........................    4,543,721        50,208,117
                                                                 ---------------
SYSTEMS SOFTWARE 0.6%
Oracle Corp. (a) ................................    1,454,600        28,451,976
Symantec Corp. (a) ..............................    4,160,000        69,139,200
                                                                 ---------------
                                                                      97,591,176
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE 0.8%
Federal Home Loan Mortgage Corp. ................    4,054,300       102,654,876
Sovereign Bancorp, Inc. .........................    4,020,800        37,473,856
                                                                 ---------------
                                                                     140,128,732
                                                                 ---------------
TOBACCO 0.9%
Altria Group, Inc. ..............................    2,166,100        48,087,420
Philip Morris International, Inc. (a) ...........    2,166,100       109,561,338
                                                                 ---------------
                                                                     157,648,758
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES 0.1%
Sprint Nextel Corp. .............................    3,680,011        24,619,274
                                                                 ---------------
TOTAL COMMON STOCKS 60.0% .......................                 10,375,041,621
                                                                 ---------------
CONVERTIBLE PREFERRED STOCKS 3.2%
ADVERTISING 0.1%
Interpublic Group of Cos., Inc., Ser B (b) ......       13,700        11,610,750
                                                                 ---------------
AUTOMOBILE MANUFACTURERS 0.2%
Ford Motor Co. Capital Trust II .................    1,404,300        41,426,850
                                                                 ---------------
COMMUNICATIONS EQUIPMENT 0.4%
Lucent Technologies Capital Trust I .............      105,100        75,934,750
                                                                 ---------------
HEALTH CARE FACILITIES 0.2%
HEALTHSOUTH Corp., Ser A (b) ....................       27,000        20,891,250
HEALTHSOUTH Corp., Ser A ........................        8,620         6,669,725
                                                                 ---------------
                                                                      27,560,975
                                                                 ---------------
HEALTH CARE SERVICES 0.1%
Omnicare Capital Trust II .......................      600,000        17,700,000
                                                                 ---------------

HOUSEWARES & SPECIALTIES 0.2%
Newell Financial Trust I ........................      771,700        35,015,888
                                                                 ---------------
OFFICE SERVICES & SUPPLIES 0.1%
Avery Dennison Corp. ............................      529,725        26,459,764
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION 0.2%
El Paso Energy Capital Trust I ..................      820,900        29,962,850
                                                                 ---------------
OTHER DIVERSIFIED FINANCIAL SERVICES 0.4%
Bank of America Corp., Ser L ....................       11,000        11,316,250
Citigroup, Inc., Ser T ..........................    1,092,000        51,848,160
                                                                 ---------------
                                                                      63,164,410
                                                                 ---------------
PHARMACEUTICALS 0.3%
Schering-Plough Corp. ...........................      362,520        55,737,450
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE 1.0%
Federal National Mortgage Association ...........        1,177        79,006,125
Sovereign Capital Trust IV ......................    2,044,900        62,625,062
Washington Mutual Capital Trust 2001 ............    1,211,000        33,229,840
                                                                 ---------------
                                                                     174,861,027
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS 3.2% .........                    559,434,714
                                                                 ---------------
INVESTMENT COMPANIES 0.8%
iShares MSCI Japan Index Fund ...................    8,133,400       100,610,158
iShares Russell 1000 Value Index Fund ...........      476,700        34,865,838
                                                                 ---------------
TOTAL INVESTMENT COMPANIES 0.8% .................                    135,475,996
                                                                 ---------------

  PAR
 AMOUNT
 (000)    DESCRIPTION                                     COUPON       Maturity         VALUE
-------   ------------------------------------------   -----------   -----------   ---------------
          CONVERTIBLE CORPORATE OBLIGATIONS 10.1%
          AEROSPACE & DEFENSE 0.5%
$63,000   L-3 Communications Corp. .................       3.000%       08/01/35     $  78,986,250
                                                                                     -------------
          AUTOMOTIVE 0.2%
 47,669   Ford Motor Co. ...........................       4.250        12/15/36        41,114,512
                                                                                     -------------
          BIOTECHNOLOGY 1.4%
 72,500   Amgen, Inc. ..............................       0.375        02/01/13        63,256,250
 72,500   Amgen, Inc. (b)...........................       0.375        02/01/13        63,256,250
 54,800   Imclone Systems, Inc. ....................       1.375        05/15/24        52,197,000

 45,000   Invitrogen Corp. .........................         1.500      02/15/24        45,900,000
 13,636   Invitrogen Corp. .........................         3.250      06/15/25        14,999,600
                                                                                   ---------------
                                                                                       239,609,100
                                                                                   ---------------
          BROADCASTING & CABLE TV 0.1%
 21,235   Sinclair Broadcast Group, Inc. ...........         6.000      09/15/12        18,952,237
                                                                                   ---------------
          COMMUNICATIONS EQUIPMENT 0.5%
 45,000   JDS Uniphase Corp. .......................             *      11/15/10        43,762,500
 34,000   JDS Uniphase Corp. (b)....................         1.000      05/15/26        27,072,500
 21,464   Nortel Networks Corp. (Canada) ...........         4.250      09/01/08        21,303,020
                                                                                   ---------------
                                                                                        92,138,020
                                                                                   ---------------
          DIVERSIFIED BANKS 0.5%
 92,200   Lehman Brothers Holdings, Inc. ...........         1.500      03/23/12        80,527,480
                                                                                   ---------------
          ELECTRIC UTILITIES 0.5%
  2,000   Centerpoint Energy, Inc. (c)..............         2.000      09/15/29        57,960,000
 10,065   PG & E Corp. .............................         9.500      06/30/10        25,967,700
                                                                                   ---------------
                                                                                        83,927,700
                                                                                   ---------------
          ENTERTAINMENT 0.1%
 17,600   International Game Technology ............         2.600      12/15/36        17,820,000
                                                                                   ---------------
          ENVIRONMENTAL & FACILITIES SERVICES 0.1%
 22,000   Allied Waste Industries, Inc. ............         4.250      04/15/34        20,240,000
                                                                                   ---------------
          HEALTH CARE 1.2%
 18,061   Affymetrix, Inc. .........................         3.500      01/15/38        17,090,221
 54,290   Beckman Coulter, Inc. (b).................         2.500      12/15/36        59,651,138
 14,000   Edwards Lifesciences Corp. ...............         3.875      05/15/33        14,157,500
 54,575   Health Management Associates, Inc. .......         4.375      08/01/23        54,506,781
 46,059   LifePoint Hospitals, Inc. ................         3.500      05/15/14        38,919,855
 15,976   Wright Medical Group, Inc. ...............         2.625      12/01/14        15,716,390
                                                                                   ---------------
                                                                                       200,041,885
                                                                                   ---------------
          HEALTH CARE EQUIPMENT 0.5%
 22,700   Advanced Medical Optics, Inc. ............         2.500      07/15/24        20,770,500
 50,000   Medtronic, Inc., Ser B ...................         1.250      09/15/21        50,125,000
 15,957   Medtronic, Inc. ..........................         1.500      04/15/11        16,894,474
                                                                                   ---------------
                                                                                        87,789,974
                                                                                   ---------------
          HEALTH CARE SERVICES 0.3%
 66,278   Omnicare, Inc. ...........................         3.250      12/15/35        44,240,565
                                                                                   ---------------
          INDUSTRIAL CONGLOMERATES 0.3%
 64,000   3M Co., LYON .............................             *      11/21/32        54,720,000
                                                                                   ---------------

          INTEGRATED TELECOMMUNICATION SERVICES 0.3%
 36,200   Level 3 Communications, Inc. .............         2.875      07/15/10        25,475,750
 40,800   Level 3 Communications, Inc. .............         6.000      03/15/10        33,150,000
                                                                                   ---------------
                                                                                        58,625,750
                                                                                   ---------------
          INVESTMENT BANKING & BROKERAGE 0.6%
 90,500   Goldman Sachs Group, Inc. (b).............         2.000      05/09/14        96,065,750
                                                                                   ---------------
          LIFE & HEALTH INSURANCE 0.2%
 35,802   Conseco, Inc. (d).........................   3.500/0.000      09/30/35        29,805,165
                                                                                   ---------------
          OTHER 0.1%
 18,209   Live Nation, Inc. (b).....................         2.875      07/15/27        14,362,349
                                                                                   ---------------
          PAPER PACKAGING 0.2%
 35,800   Sealed Air Corp. (b)......................         3.000      06/30/33        35,173,500
                                                                                   ---------------
          PHARMACEUTICALS 0.5%
 12,435   Saint Jude Medical, Inc. (b)..............         1.220      12/15/08        12,668,156
 32,414   Teva Pharmaceutical Finance Co.
             (Israel)  .............................         1.750      02/01/26        36,830,408
  2,488   Valeant Pharmaceuticals
             International (b) .....................         4.000      11/15/13         2,080,590
 40,000   Watson Pharmaceuticals, Inc. .............         1.750      03/15/23        38,700,000
                                                                                   ---------------
                                                                                        90,279,154
                                                                                   ---------------
          PHOTOGRAPHIC PRODUCTS 0.3%
 50,000   Eastman Kodak Co. ........................         3.375      10/15/33        48,687,500
                                                                                   ---------------
          SEMICONDUCTORS 0.2%
 40,978   Xilinx, Inc. (b)..........................         3.125      03/15/37        37,187,535
                                                                                   ---------------
          TECHNOLOGY 1.5%
 55,000   Electronic Data Systems Corp. ............         3.875      07/15/23        53,831,250
 67,702   EMC Corp. (b).............................         1.750      12/01/11        79,972,987
 35,490   Interpublic Group of Cos, Inc. (b)........         4.750      03/15/23        35,356,913
 36,420   Linear Technology Corp. (b)...............         3.000      05/01/27        34,325,850
 36,428   Lucent Technologies, Inc., Ser B .........         2.875      06/15/25        28,140,630
 46,672   SanDisk Corp. ............................         1.000      05/15/13        34,537,280
                                                                                   ---------------
                                                                                       266,164,910
                                                                                   ---------------
          TOTAL CONVERTIBLE CORPORATE OBLIGATIONS
             10.1% .................................                                 1,736,459,336
                                                                                   ---------------
          UNITED STATES TREASURY OBLIGATIONS 8.5%
104,525   United States Treasury Bonds .............         8.125      08/15/21       148,499,086
 23,665   United States Treasury Bonds .............         8.750      08/15/20        34,757,969
 28,000   United States Treasury Bonds .............         9.000      11/15/18        40,947,816

 90,000   United States Treasury Notes .............         3.125      04/15/09        91,532,880
 55,000   United States Treasury Notes .............         3.375      10/15/09        56,508,210
 75,000   United States Treasury Notes .............         3.375      11/30/12        78,158,250
 70,000   United States Treasury Notes .............         3.500      08/15/09        71,886,780
 55,000   United States Treasury Notes .............         3.625      07/15/09        56,473,835
 97,075   United States Treasury Notes .............         3.875      02/15/13       103,612,419
 45,000   United States Treasury Notes .............         4.000      06/15/09        46,325,430
105,000   United States Treasury Notes .............         4.000      02/15/14       113,260,560
 20,000   United States Treasury Notes .............         4.500      02/15/09        20,509,380
226,860   United States Treasury Notes .............         4.500      02/28/11       244,530,352
 25,000   United States Treasury Notes .............         4.625      02/29/12        27,279,300
 25,000   United States Treasury Notes .............         4.875      05/15/09        25,921,900
 72,340   United States Treasury Notes .............         5.750      08/15/10        79,274,512
 75,000   United States Treasury Notes .............         6.000      08/15/09        79,582,050
133,000   United States Treasury Notes .............         6.500      02/15/10       144,887,008
                                                                                   ---------------
          TOTAL UNITED STATES TREASURY OBLIGATIONS
             8.5% ..................................                                 1,463,947,737
                                                                                   ---------------
          CORPORATE BONDS 6.3%
          AIRLINES 0.0%
  3,648   America West Airlines, Inc., Class G .....         7.100      04/02/21         3,630,068
                                                                                   ---------------
          AUTOMOTIVE 0.0%
  3,730   DaimlerChrysler NA Holding Corp. .........         7.750      01/18/11         4,013,581
  1,500   DaimlerChrysler NA Holding Corp. .........         8.500      01/18/31         1,719,319
                                                                                   ---------------
                                                                                         5,732,900
                                                                                   ---------------
          BANKING 0.7%
  8,940   Bank of America Corp. ....................         3.375      02/17/09         8,945,570
  7,305   Bank of America Corp. ....................         5.750      12/01/17         7,573,517
  4,685   Bank of New York Mellon Corp. ............         4.500      04/01/13         4,723,459
    505   Bank One Corp. ...........................         6.000      02/17/09           512,968
  7,145   Citigroup, Inc. ..........................         5.875      05/29/37         6,225,703
  3,250   Huntington National Bank .................         4.375      01/15/10         3,211,861
    790   JPMorgan Chase & Co. .....................         6.000      02/15/09           802,376
  5,480   JPMorgan Chase & Co. .....................         6.750      02/01/11         5,822,440
  4,116   JPMorgan Chase & Co. .....................         7.000      11/15/09         4,302,249
  8,790   MBNA Corp. (e)............................         3.525      05/05/08         8,797,094
  5,730   Popular North America, Inc. ..............         5.650      04/15/09         5,701,625
 15,235   Sovereign Bancorp (e).....................         2.828      03/23/10        14,594,825
 17,585   Unicredito Luxembourg Finance
             (Luxembourg) (b)(e) ...................         3.767      10/24/08        17,569,033

 22,620   Wachovia Capital Trust III (c)............         5.800      08/29/49        16,126,748
  2,540   Washington Mutual Bank FA ................         5.500      01/15/13         2,021,314
  8,730   Washington Mutual, Inc. ..................         8.250      04/01/10         7,598,417
 13,835   Wells Fargo & Co. ........................         5.625      12/11/17        14,177,596
                                                                                   ---------------
                                                                                       128,706,795
                                                                                   ---------------
          BROKERAGE 0.5%
  6,300   Bear Stearns Co., Inc. ...................         6.400      10/02/17         6,231,544
  8,615   Bear Stearns Co., Inc. ...................         7.250      02/01/18         8,918,274
 16,815   Credit Suisse NY (Switzerland) ...........         6.000      02/15/18        16,805,769
  8,455   Goldman Sachs Group, Inc. (f).............         6.150      04/01/18         8,458,052
 14,230   Goldman Sachs Group, Inc. ................         6.750      10/01/37        13,279,052
  6,055   Lehman Brothers Holdings, Inc. ...........         5.750      01/03/17         5,479,109
  9,295   Lehman Brothers Holdings, Inc. ...........         6.500      07/19/17         8,841,999
 15,765   Lehman Brothers Holdings, Inc. ...........         6.875      07/17/37        13,708,314
  7,239   World Financial Properties (b)............         6.910      09/01/13         6,919,304
  5,645   World Financial Properties (b)............         6.950      09/01/13         5,465,728
                                                                                   ---------------
                                                                                        94,107,145
                                                                                   ---------------
          CHEMICALS 0.0%
  5,635   ICI Wilmington, Inc. .....................         4.375      12/01/08         5,665,097
                                                                                   ---------------
          CONSUMER PROD 0.1%
  8,775   Philips Electronics NV (Netherlands) ....          5.750      03/11/18         8,957,731
                                                                                   ---------------
          DIVERSIFIED MANUFACTURING 0.4%
  7,815   Brascan Corp. (Canada) ...................         7.125      06/15/12         7,808,795
    775   Brascan Corp. (Canada) ...................         8.125      12/15/08           795,924
  4,900   Brookfield Asset Management,
             Inc. (Canada)  ........................         5.800      04/25/17         4,429,213
  6,140   Cooper Industries, Inc. ..................         5.250      11/15/12         6,369,882
 28,535   General Electric Co. .....................         5.250      12/06/17        28,549,182
  3,815   Honeywell International, Inc. ............         5.300      03/01/18         3,916,895
  9,030   Textron Financial Corp. ..................         5.125      02/03/11         9,397,304
                                                                                   ---------------
                                                                                        61,267,195
                                                                                   ---------------
          ELECTRIC 0.4%
  8,235   Arizona Public Service Co. ...............         5.800      06/30/14         8,084,464
  7,100   Carolina Power & Light Co. ...............         5.125      09/15/13         7,454,531
    700   Consumers Energy Co., Ser F ..............         4.000      05/15/10           701,371
    610   Consumers Energy Co., Ser N ..............         4.400      08/15/09           613,584
  4,300   Consumers Energy Co., Ser H ..............         4.800      02/17/09         4,328,969
  4,885   Detroit Edison Co. .......................         6.125      10/01/10         5,177,831
  4,205   Duquesne Light Co., Ser O ................         6.700      04/15/12         4,584,236
  3,340   Entergy Gulf States, Inc. (e).............         3.475      12/01/09         3,270,304

  6,140   Entergy Gulf States, Inc. ................         3.600      06/01/08         6,124,828
  1,330   Indianapolis Power & Light Co. (b)........         6.300      07/01/13         1,450,796
  4,500   NiSource Finance Corp. (e)................         3.662      11/23/09         4,370,000
  4,650   Ohio Edison Co. ..........................         6.400      07/15/16         4,798,558
  9,035   Ohio Power Co., Ser K ....................         6.000      06/01/16         9,089,093
  3,650   Peco Energy Co. ..........................         5.350      03/01/18         3,707,349
  1,255   Public Service Electric & Gas ............         5.000      01/01/13         1,289,927
                                                                                   ---------------
                                                                                        65,045,841
                                                                                   ---------------
          ELECTRIC UTILITIES 0.0%
  2,420   CenterPoint Energy Resources Corp. .......         6.250      02/01/37         2,264,583
  1,805   CenterPoint Energy Resources Corp.,
             Ser B .................................         7.875      04/01/13         2,007,196
                                                                                   ---------------
                                                                                         4,271,779
                                                                                   ---------------
          ENVIRONMENTAL 0.0%
  1,855   Waste Management, Inc. ...................         7.375      08/01/10         1,955,291
                                                                                   ---------------
          FOOD/BEVERAGE 0.2%
  5,850   Archer-Daniels-Midland Co. ...............         5.450      03/15/18         5,892,021
  2,385   ConAgra Foods, Inc. ......................         7.000      10/01/28         2,422,759
  4,915   ConAgra Foods, Inc. ......................         8.250      09/15/30         5,663,515
  9,000   FBG Finance Ltd. (Australia) (b)..........         5.125      06/15/15         8,929,890
  9,585   Miller Brewing Co. (b)....................         4.250      08/15/08         9,624,528
  7,175   Yum! Brands, Inc. ........................         8.875      04/15/11         7,912,626
                                                                                   ---------------
                                                                                        40,445,339
                                                                                   ---------------
          HEALTH CARE 0.1%
  5,100   Medco Health Solutions, Inc. .............         7.125      03/15/18         5,234,931
  5,745   UnitedHealth Group, Inc. .................         6.000      02/15/18         5,637,654
  2,265   Wellpoint, Inc. ..........................         4.250      12/15/09         2,262,212
                                                                                   ---------------
                                                                                        13,134,797
                                                                                   ---------------
          INTEGRATED ENERGY 0.1%
  3,100   Marathon Oil Corp. .......................         5.900      03/15/18         3,121,933
  5,739   Marathon Oil Corp. .......................         6.000      10/01/17         5,832,339
  5,000   Niagara Mohawk Power Corp., Ser G ........         7.750      10/01/08         5,088,375
                                                                                   ---------------
                                                                                        14,042,647
                                                                                   ---------------
          LIFE INSURANCE 0.2%
  5,000   American General Corp. ...................         7.500      08/11/10         5,365,340
  3,985   AXA Financial, Inc. ......................         6.500      04/01/08         3,985,000
  1,145   John Hancock Financial Services, Inc. ....         5.625      12/01/08         1,166,491
    730   John Hancock Global Funding II (b) .......         7.900      07/02/10           813,379

  3,155   Nationwide Financial Services, Inc. ......         6.250      11/15/11         3,352,894
  4,865   Platinum Underwriters Finance, Inc.,
             Ser B .................................         7.500      06/01/17         4,894,628
  3,395   Prudential Financial, Inc. ...............         6.625      12/01/37         3,364,146
 11,045   Xlliac Global Funding (b).................         4.800      08/10/10        11,065,135
                                                                                   ---------------
                                                                                        34,007,013
                                                                                   ---------------
          MEDIA-CABLE 0.2%
  3,525   Comcast Cable Communications, Inc. .......         6.750      01/30/11         3,667,156
  6,325   Comcast Cable Communications, Inc. .......         7.125      06/15/13         6,727,005
 10,000   Cox Communications, Inc. .................         7.250      11/15/15        10,840,140
 15,240   Time Warner, Inc. (e).....................         3.300      11/13/09        14,598,670
                                                                                   ---------------
                                                                                        35,832,971
                                                                                   ---------------
          MEDIA-NONCABLE 0.1%
  9,755   Viacom, Inc. .............................         6.875      04/30/36         9,422,111
                                                                                   ---------------
          NONCAPTIVE-CONSUMER FINANCE 0.3%
  5,800   American General Finance Corp. ...........         4.625      05/15/09         5,755,009
  6,760   American General Finance Corp. ...........         4.625      09/01/10         6,739,517
  6,230   Countrywide Home Loans, Inc. .............         3.250      05/21/08         6,109,960
  2,385   Household Finance Corp. ..................         4.125      12/15/08         2,382,517
  2,900   Household Finance Corp. ..................         4.125      11/16/09         2,856,364
  1,340   Household Finance Corp. ..................         5.875      02/01/09         1,350,321
  6,316   Household Finance Corp. ..................         6.375      10/15/11         6,497,351
  3,285   Household Finance Corp. ..................         6.400      06/17/08         3,299,878
  7,060   Household Finance Corp. ..................         6.750      05/15/11         7,329,156
  1,925   Household Finance Corp. ..................         8.000      07/15/10         2,032,490
  2,500   Washington Mutual Preferred
             Funding II (b)(c) .....................         6.665      12/31/49         1,351,873
                                                                                   ---------------
                                                                                        45,704,436
                                                                                   ---------------
          NONCAPTIVE-DIVERSIFIED FINANCE 0.2%
  7,765   Capmark Financial Group, Inc. (b).........         5.875      05/10/12         4,923,740
  3,100   Capmark Financial Group, Inc. (b).........         6.300      05/10/17         1,861,482
  4,015   CIT Group, Inc. ..........................         4.750      08/15/08         3,697,024
  2,925   General Electric Capital Corp. ...........         4.250      12/01/10         2,999,912
  2,420   General Electric Capital Corp. ...........         4.750      09/15/14         2,444,198
  4,750   General Electric Capital Corp. ...........         5.875      02/15/12         5,041,626
 10,165   Nationwide Building Society
             (United Kingdom) (b) ..................         4.250      02/01/10        10,406,032
                                                                                   ---------------
                                                                                        31,374,014
                                                                                   ---------------

          OIL FIELD SERVICES 0.0%
  4,235   Weatherford International Ltd.
             (Bermuda) .............................         6.000      03/15/18         4,264,967
                                                                                   ---------------
          OTHER UTILITIES 0.1%
  9,205   Plains All American Pipeline .............         6.700      05/15/36         8,904,917
                                                                                   ---------------
          PHARMACEUTICALS 0.1%
  2,595   Amgen, Inc. ..............................         5.850      06/01/17         2,597,494
  6,695   Biogen Idec, Inc. ........................         6.875      03/01/18         6,776,003
  3,745   Wyeth ....................................         5.450      04/01/17         3,821,004
  1,255   Wyeth ....................................         5.500      02/15/16         1,281,719
                                                                                   ---------------
                                                                                        14,476,220
                                                                                   ---------------
          PIPELINES 0.0%
  3,075   Consolidated Natural Gas Co., Ser C ......         6.250      11/01/11         3,251,600
  4,610   Texas Eastern Transmission Corp. .........         7.000      07/15/32         4,927,191
                                                                                   ---------------
                                                                                         8,178,791
                                                                                   ---------------
          PROPERTY & CASUALTY INSURANCE 0.3%
 25,830   AIG SunAmerica Global Financing VI (b) ...         6.300      05/10/11        27,163,060
  9,355   Catlin Insurance Co. Ltd. (Bermuda)
             (b)(c) ................................         7.249      12/31/49         7,820,312
 10,871   Farmers Exchange Capital (b)..............         7.050      07/15/28        10,007,353
  2,790   Farmers Insurance Exchange Surplus (b) ...         8.625      05/01/24         2,951,628
  7,115   Mantis Reef Ltd. (Cayman Islands) (b) ....         4.692      11/14/08         7,168,797
  5,240   Two-Rock Pass Through Trust (Bermuda)
             (b)(e) ................................         4.036      02/11/49         2,096,000
                                                                                   ---------------
                                                                                        57,207,150
                                                                                   ---------------
          RAILROADS 0.1%
  5,760   Burlington Northern Santa Fe Corp. .......         6.125      03/15/09         5,872,527
  5,000   CSX Corp. ................................         6.750      03/15/11         5,282,275
                                                                                   ---------------
                                                                                        11,154,802
                                                                                   ---------------
          REFINING 0.0%
  6,275   Valero Energy Corp. ......................         3.500      04/01/09         6,236,760
                                                                                   ---------------

          REITS 0.1%
 12,195   iStar Financial, Inc. (e).................         3.340      03/09/10         9,649,428
                                                                                   ---------------
          RETAILERS 0.2%
  2,240   CVS Caremark Corp. .......................         5.750      08/15/11         2,345,040
  1,715   CVS Caremark Corp. .......................         5.750      06/01/17         1,744,769
  8,120   CVS Lease Pass-Through Trust (b) .........         6.036      12/10/28         7,758,400
  2,890   Federated Department Stores, Inc. ........         6.300      04/01/09         2,891,052
  4,000   Federated Department Stores, Inc. ........         6.625      09/01/08         4,018,980
 13,000   Home Depot, Inc. (e)......................         2.925      12/16/09        12,402,182
  6,850   Home Depot, Inc. .........................         5.400      03/01/16         6,448,761
                                                                                   ---------------
                                                                                        37,609,184
                                                                                   ---------------
          SUPERMARKETS 0.0%
  3,700   Kroger Co., Ser B ........................         7.250      06/01/09         3,817,623
                                                                                   ---------------
          TECHNOLOGY 0.0%
  2,605   Hewlett-Packard Co. ......................         5.500      03/01/18         2,673,949
  4,720   LG Electronics, Inc. (South Korea) (b) ...         5.000      06/17/10         4,675,934
                                                                                   ---------------
                                                                                         7,349,883
                                                                                   ---------------
          THRIFTS & MORTGAGE FINANCE 1.4%
  8,500   Federal Home Loan Mortgage Corp. .........         5.125      11/17/17         9,134,516
 85,000   Federal Home Loan Mortgage Corp. .........         5.500      08/23/17        93,927,720
113,500   Federal National Mortgage Association ....         5.375      06/12/17       124,881,666
 10,425   Federal National Mortgage Association ....         6.625      11/15/30        12,940,897
                                                                                   ---------------
                                                                                       240,884,799
                                                                                   ---------------
          UTILITY 0.0%
  2,625   Equitable Resources, Inc. ................         6.500      04/01/18         2,643,186
                                                                                   ---------------
          WIRELINE 0.5%
    253   AT&T Corp. ...............................         7.300      11/15/11           274,251
  4,680   AT&T Corp. ...............................         8.000      11/15/31         5,484,333
 14,070   AT&T, Inc. ...............................         6.300      01/15/38        13,649,377
 10,575   France Telecom, SA (France) ..............         8.500      03/01/31        13,138,253
  3,000   GTE Corp. ................................         7.510      04/01/09         3,103,110
  4,700   SBC Communications, Inc. .................         6.150      09/15/34         4,528,887
  8,730   Sprint Capital Corp. .....................         8.750      03/15/32         7,393,341

  1,025   Telecom Italia Capital, Ser A
             (Luxembourg)  .........................         4.000      11/15/08         1,015,744
 10,060   Telecom Italia Capital (Luxembourg) ......         4.000      01/15/10         9,872,884
  1,575   Telecom Italia Capital (Luxembourg) ......         4.875      10/01/10         1,552,304
  9,335   Telefonica Europe (Netherlands) ..........         8.250      09/15/30        10,931,864
  8,660   Verizon Communications, Inc. .............         5.500      02/15/18         8,450,359
    365   Verizon New England, Inc. ................         6.500      09/15/11           381,635
                                                                                   ---------------
                                                                                        79,776,342
                                                                                   ---------------
          TOTAL CORPORATE BONDS 6.3% ...............                                 1,095,457,222
                                                                                   ---------------
          COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
  7,472   American Home Mortgage Assets (e) ........         2.788      06/25/47         5,657,132
 15,934   American Home Mortgage Assets (e) ........         2.858      10/25/46         9,968,778
 11,409   American Home Mortgage Assets (e) ........         2.898      06/25/47         5,606,057
 24,405   American Home Mortgage Assets (e) ........         5.492      11/25/46        12,202,665
 17,769   American Home Mortgage Investment
             Trust (e) .............................         2.788      03/25/46        11,086,533
  7,001   American Home Mortgage Investment
             Trust (e) .............................         2.798      03/25/46         5,313,770
  5,025   American Home Mortgage Investment
             Trust (e) .............................         2.978      03/25/46         2,266,477
  5,332   American Home Mortgage Investment
             Trust (e) .............................         3.038      11/25/45         2,636,409
 17,775   Banc of America Commercial Mortgage,
             Inc. (c) ..............................         5.658      06/10/49        17,584,482
 14,300   Banc of America Commercial Mortgage,
             Inc. (c) ..............................         5.688      04/10/49        14,228,077
 20,000   Banc of America Commercial Mortgage,
             Inc. (c) ..............................         5.745      07/10/17        19,931,346
 14,625   Bear Stearns Commercial Mortgage
             Securities (c) ........................         5.712      06/11/40        14,559,155
  9,088   Bear Stearns Mortgage Funding Trust (e)...         2.808      07/25/36         6,459,759
  6,771   Bear Stearns Mortgage Funding Trust (e)...         2.848      07/25/36         3,988,389
 15,675   Citigroup Commercial Mortgage Trust (c)...         5.700      12/10/49        15,588,146

 18,000   Commercial Mortgage Pass-Through
             Certificates (c) ......................         5.816      12/10/49        18,030,566
 30,588   Countrywide Alternative Loan                               04/25/47 to
             Trust (e) .............................         2.778      06/25/47        21,426,188
  3,000   Countrywide Alternative Loan Trust (e) ...         2.785      12/20/46         1,440,000
  7,823   Countrywide Alternative Loan Trust (e) ...         2.815      03/20/47         3,752,771
  4,428   Countrywide Alternative Loan Trust (e) ...         2.825      11/20/35         3,734,366
 15,400   Countrywide Alternative Loan Trust (e) ...         2.828      06/25/47         9,526,591
 11,962   Countrywide Alternative Loan Trust (e) ...         2.835      12/20/46         5,785,931
 29,029   Countrywide Alternative Loan                               10/25/46 to
             Trust (e) .............................         2.848      09/25/47        20,828,925
 10,078   Countrywide Alternative Loan Trust (e) ...         2.868      12/25/46         4,922,311
  3,321   Countrywide Alternative Loan Trust (e) ...         2.888      06/25/47         2,516,315
 13,888   Countrywide Alternative Loan                               12/25/35 to
             Trust (e) .............................         2.898      05/25/47         8,266,918
  6,095   Countrywide Alternative Loan Trust (e) ...         3.298      02/25/37         2,591,328
  1,156   Countrywide Alternative Loan Trust (e) ...         4.313      11/20/35           808,355
 16,449   Countrywide Alternative Loan Trust (e) ...         6.022      11/25/35        12,501,043
  9,875   Credit Suisse Mortgage Capital
             Certificates (c) ......................         5.723      06/15/39         9,825,379
 30,508   Downey Savings & Loan Association Mortgage
             Loan Trust (e) ........................         2.698      04/19/38        23,004,580
 18,210   Downey Savings & Loan Association Mortgage
             Loan Trust (e) ........................         3.712      08/19/45        12,641,657
 13,605   Greenpoint Mortgage Funding Trust (e) ....         2.718      10/25/46        11,564,897
 20,305   Greenpoint Mortgage Funding Trust (e) ....         2.738      10/25/46        15,403,439
  1,654   Greenpoint Mortgage Funding Trust (e) ....         2.888      02/25/36         1,218,161
 11,300   Greenwich Capital Commercial Funding
             Corp.  ................................         5.444      03/10/39        11,018,361

 11,400   GS Mortgage Securities Corp. II (c) ......         5.799      08/10/45        11,407,051
  8,214   Harborview Mortgage Loan Trust (e) .......         2.738      11/19/36         6,260,836
  7,540   Harborview Mortgage Loan Trust (e) .......         2.748      01/19/38         5,740,809
  4,287   Harborview Mortgage Loan Trust (e) .......         2.758      10/19/37         3,271,697
  3,898   Harborview Mortgage Loan Trust (e) .......         2.768      11/19/36         2,974,504
 26,285   Harborview Mortgage Loan Trust (e) .......         2.838      11/19/36        17,867,722
  4,784   Harborview Mortgage Loan Trust (e) .......         3.258      01/19/36         1,954,889
  4,691   Harborview Mortgage Loan Trust (e) .......         3.265      04/19/38         3,556,094
  8,486   Indymac Index Mortgage Loan Trust (e) ....         2.818      04/25/46         6,440,073
 10,000   JP Morgan Chase Commercial Mortgage
             Securities Corp. ......................         5.440      06/12/47         9,732,804
 10,425   JP Morgan Chase Commercial Mortgage
             Securities Corp. (c) ..................         5.746      02/12/49        10,373,846
 12,825   JP Morgan Chase Commercial Mortgage
             Securities Corp. (c) ..................         5.818      06/15/49        12,838,651
  9,550   LB-UBS Commercial Mortgage Trust .........         5.430      02/15/40         9,291,444
  7,325   LB-UBS Commercial Mortgage Trust (c) .....         5.858      07/15/40         7,320,089
 12,991   Mastr Adjustable Rate Mortgages
             Trust (e) .............................         2.808      04/25/46         9,800,889
 11,294   Mastr Adjustable Rate Mortgages
             Trust (e) .............................         3.448      05/25/47         1,919,980
  6,373   Residential Accredit Loans, Inc. (e)......         2.758      01/25/37         4,779,636
  6,789   Residential Accredit Loans, Inc. (e)......         2.948      12/25/45         4,758,258
  3,811   Residential Accredit Loans, Inc. (e)......         3.148      05/25/47         1,746,421
  1,754   Structured Adjustable Rate
             Mortgage Loan Trust (e) ...............         2.908      07/25/35         1,358,217
 11,428   Structured Asset Mortgage
             Investments, Inc. (e) .................         2.788      02/25/37         6,956,304
 34,027   Structured Asset Mortgage                                  07/25/36 to
             Investments, Inc. (e) .................         2.828      05/25/45        21,938,878
 12,250   Structured Asset Mortgage
             Investments, Inc. (e) .................         2.878      07/25/46         6,170,419
  7,216   Structured Asset Mortgage
             Investments, Inc. (e) .................         2.968      08/25/36         3,477,336

 15,875   Wachovia Bank Commercial
             Mortgage Trust (c) ....................         5.740      06/15/49        15,763,103
  5,150   Washington Mutual Mortgage
             Pass-Through Certificates (e) .........         3.726      06/25/46         3,058,509
 16,248   Washington Mutual Mortgage
             Pass-Through Certificates (e) .........         5.462      04/25/46         8,936,140
 12,565   Washington Mutual Mortgage
             Pass-Through Certificates (e) .........         6.111      10/25/45         9,172,102
                                                                                   ---------------
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             3.2% ..................................                                   556,751,958
                                                                                   ---------------
          ASSET BACKED SECURITIES   1.6%
  1,337   Bank of America Securities Auto Trust ....         3.990      08/18/09         1,338,337
 24,825   Capital Auto Receivables Asset
             Trust (e) .............................         2.877      07/15/10        24,513,029
    909   Capital Auto Receivables Asset Trust .....         4.050      07/15/09           910,174
 23,500   Capital Auto Receivables Asset Trust .....         4.980      05/15/11        23,771,944
 26,750   Capital Auto Receivables Asset
             Trust (b) .............................         5.310      10/20/09        26,911,351
 10,228   Capital One Auto Finance Trust ...........         5.070      07/15/11        10,053,322
 13,495   Caterpillar Financial Asset Trust ........         5.570      05/25/10        13,643,267
 16,200   CIT Equipment ............................         5.070      02/20/10        16,339,302
 18,000   Citibank Credit Card Issuance Trust (e)...         4.873      03/22/12        17,690,211
  5,267   CNH Equipment Trust ......................         4.270      01/15/10         5,277,982
  7,940   CNH Equipment Trust ......................         5.200      06/15/10         8,006,873
  1,137   Daimler Chrysler Auto Trust ..............         4.040      09/08/09         1,137,800
  5,777   Ford Credit Auto Owner Trust .............         5.050      03/15/10         5,819,009
 24,000   Ford Credit Auto Owner Trust .............         5.260      10/15/10        24,266,268
  3,265   GE Equipment Small Ticket LLC (b).........         4.380      07/22/09         3,279,270
  6,952   GE Equipment Small Ticket LLC (b).........         4.880      10/22/09         6,956,031
 18,080   GS Auto Loan Trust .......................         5.370      12/15/10        18,279,196
  4,762   Harley-Davidson Motorcycle Trust..........         3.560      02/15/12         4,766,053
 11,550   Harley-Davidson Motorcycle Trust..........         3.760      12/17/12        11,572,044
  8,599   Harley-Davidson Motorcycle Trust..........         4.070      02/15/12         8,639,872
 10,700   Hertz Vehicle Financing LLC (b)...........         4.930      02/25/10        10,575,162
  1,474   Honda Auto Receivables Owner Trust .......         3.870      04/20/09         1,475,883

  6,277   Honda Auto Receivables Owner Trust .......         4.850      10/19/09         6,308,872
  2,377   Hyundai Auto Receivables Trust ...........         3.980      11/16/09         2,381,753
  5,000   Lehman XS Trust (e).......................         2.768      04/25/46         4,635,958
  4,775   Lehman XS Trust (e).......................         2.998      11/25/46         2,049,303
  1,362   Merrill Auto Trust Securitization ........         4.100      08/25/09         1,364,122
  3,018   Nissan Auto Receivables Owner
             Trust .................................         3.990      07/15/09         3,024,473
  9,900   TXU Electric Delivery Transition
             Bond Company ..........................         4.810      11/17/14        10,144,102
    112   USAA Auto Owner Trust ....................         3.900      07/15/09           112,024
  3,409   Volkswagen Auto Loan
             Enchanced Trust .......................         4.800      07/20/09         3,422,800
  1,075   Wachovia Auto Owners Trust ...............         4.060      09/21/09         1,077,059
                                                                                   ---------------
          TOTAL ASSET BACKED SECURITIES 1.6% .......                                   279,742,846
                                                                                   ---------------
          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES
             0.2%
 10,466   Federal Home Loan Mortgage Corp. .........         5.965      01/01/37        10,681,762
 25,340   Federal National Mortgage Association ....         7.000      05/01/36        25,942,116
                                                                                   ---------------
          TOTAL ADJUSTABLE RATE MORTGAGE BACKED
             SECURITIES 0.2% .......................                                    36,623,878
                                                                                   ---------------
TOTAL LONG-TERM INVESTMENTS 93.9%
   (Cost $15,739,157,005)...........................                                16,238,935,308
                                                                                   ---------------
SHORT-TERM INVESTMENTS 6.4%
REPURCHASE AGREEMENTS 6.4%
Banc of America Securities ($375,046,352 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.40%,
   dated 03/31/08, to be sold on 04/01/08 at $375,071,355) .....................       375,046,352
Citigroup Global Markets, Inc. ($375,046,352 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.10%,
   dated 03/31/08, to be sold on 04/01/08 at $375,068,229) .....................       375,046,352
JPMorgan Chase & Co. ($112,513,905 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.25%, dated 03/31/08,
   to be sold on 04/01/08 at $112,520,938) .....................................       112,513,905
State Street Bank & Trust Co. ($231,743,391 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.80%,
   dated 03/31/08, to be sold on 04/01/08 at $231,754,978) .....................       231,743,391
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS.....................................................     1,094,350,000
                                                                                   ---------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 0.0%
United States Treasury Bill ($4,235,000 par, yielding 2.657%, 04/10/08
   maturity) (g) ...............................................................         4,232,251
                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS 6.4%
   (Cost $1,098,582,251)........................................................     1,098,582,251
TOTAL INVESTMENTS 100.3%
   (Cost $16,837,739,256).......................................................    17,337,517,559
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%) ...................................       (53,099,445)
                                                                                   ---------------
NET ASSETS 100.0%...............................................................   $17,284,418,114
                                                                                   ===============

Percentages are calculated as a percentage of net assets.

*    Zero coupon bond

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)  Variable Rate Coupon

(d) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

(e)  Floating Rate Coupon

(f)  Security purchased on a when-issued or delayed delivery basis.

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR  - American Depositary Receipt

LYON - Liquid Yield Option Note

REIT - Real Estate Investment Trust

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                        UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS    DEPRECIATION
                                                          ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $214,656 per contract) ...........       719      $   961,853
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $114,234 per contract) ...........     2,946        4,644,796
SHORT CONTRACTS:
U.S. Treasury Bond Futures, June 2008 (Current Notional
   Value of $118,797 per contract) ....................       461         (261,822)
U.S. Treasury Notes 10-Year Futures, June 2008 (Current
   Notional Value of $118,953 per contract) ...........     2,925       (9,333,637)
                                                            -----      -----------
                                                            7,051      $(3,988,810)
                                                            =====      ===========

SWAP AGREEMENTS OUTSTANDING AS OF MARCH 31, 2008:
CREDIT DEFAULT SWAPS

                                                                            PAY/
                                                                          RECEIVE              NOTIONAL
                                                               BUY/SELL    FIXED   EXPIRATION   AMOUNT      UPFRONT
COUNTERPARTY                  REFERENCE ENTITY                PROTECTION    RATE      DATE       (000)     PAYMENTS        VALUE
------------                  ----------------                ----------  -------  ----------  --------  ------------  ------------
Bank of America, N.A.         Carnival Corp.                      Buy      1.570%   03/20/18    $ 4,145  $          0  $    (60,504)
Bank of America, N.A.         Goodrich Corp.                      Buy      0.700    03/20/13      5,250             0       (52,042)
Bank of America, N.A.         Goodrich Corp.                      Buy      0.820    03/20/18      3,220             0       (58,726)
Bank of America, N.A.         Nordstrom, Inc.                     Buy      1.030    03/20/18      5,700             0       132,863
Bank of America, N.A.         Sealed Air Corp.                    Buy      1.080    03/20/18      2,455             0        89,580
Bank of America, N.A.         Sealed Air Corp.                    Buy      1.120    03/20/18      6,000             0       200,666
Bank of America, N.A.         Textron Financial Corp.             Buy      0.800    03/20/18      4,580             0       276,180
Bank of America, N.A.         Yum! Brands, Inc.                   Buy      1.180    03/20/13      7,170             0       (48,408)
Citibank, N.A,, New York      Eaton Corp.                         Buy      0.620    03/20/13      6,780             0        49,936
Citibank, N.A,, New York      Eaton Corp.                         Buy      0.720    03/20/13      5,360             0        14,853
Citibank, N.A,, New York      Eaton Corp.                         Buy      0.820    03/20/18      4,060             0        33,362
Goldman Sachs
   Capital Markets, L.P.      Avalonbay Communities, Inc.         Buy      3.050    03/20/13      6,850             0       (70,627)
Goldman Sachs
   Capital Markets, L.P.      CDX.NA.IG.9                        Sell      0.600    12/20/12      8,390      (239,090)     (314,477)
Goldman Sachs
   Capital Markets, L.P.      CDX.NA.IG.9                        Sell      0.800    12/20/17     15,190      (508,884)     (568,344)
Goldman Sachs
   Capital Markets, L.P.      Coca-Cola Enterprises, Inc.         Buy      0.588    03/20/13     14,720             0       (32,661)
Goldman Sachs
   Capital Markets, L.P.      Eaton Corp.                         Buy      0.970    03/20/18      4,200             0       (17,624)
Goldman Sachs
   Capital Markets, L.P.      Eli Lilly and Co.                   Buy      0.330    03/20/13     15,000             0        71,079
Goldman Sachs
   Capital Markets, L.P.      Goodrich Corp.                      Buy      0.470    03/20/18      4,500             0        47,431
Goldman Sachs
   Capital Markets, L.P.      Prologis                            Buy      3.330    03/20/13      3,995             0        30,135
Goldman Sachs
   Capital Markets, L.P.      Sealed Air Corp.                    Buy      1.080    03/20/18      3,625             0       132,272
Goldman Sachs
   Capital Markets, L.P.      Sealed Air Corp.                    Buy      1.240    03/20/18      1,755             0        42,665
Goldman Sachs
   Capital Markets, L.P.      Textron Financial Corp.             Buy      1.050    03/20/13     15,500             0       347,271
JPMorgan Chase Bank, N.A.     CDX.NA.IG.9                        Sell      0.600    12/20/12     30,575    (1,053,350)   (1,146,023)
JPMorgan Chase Bank, N.A.     Eaton Corp.                         Buy      0.600    03/20/13      2,370             0        19,636
JPMorgan Chase Bank, N.A.     Nordstrom, Inc.                     Buy      1.070    03/20/18      4,875             0        98,517
JPMorgan Chase Bank, N.A.     Nordstrom, Inc.                     Buy      1.150    03/20/18      4,875             0        68,285
JPMorgan Chase Bank, N.A.     The Pepsi Bottling Group, Inc.      Buy      0.580    03/20/13      3,300             0       (11,426)
JPMorgan Chase Bank, N.A.     The Pepsi Bottling Group, Inc.      Buy      0.630    03/20/13      5,210             0       (31,287)
Lehman Brothers Special
   Financing, Inc.            Arrow Electronics, Inc.             Buy      1.040    03/20/18     11,200             0        83,623
Lehman Brothers Special
   Financing, Inc.            CDX.NA.IG.9                        Sell      0.600    12/20/12      8,415      (184,711)     (315,414)
Lehman Brothers Special
   Financing, Inc.            CDX.NA.IG.9                        Sell      0.600    12/20/12     16,785      (321,754)     (629,141)
Lehman Brothers Special
   Financing, Inc.            Goodrich Corp.                      Buy      0.450    03/20/18      5,170             0        62,955
Lehman Brothers Special
   Financing, Inc.            Goodrich Corp.                      Buy      0.460    03/20/18      3,780             0        (3,660)
Merrill Lynch International   Carnival Corp.                      Buy      1.500    03/20/18      4,375             0       (38,940)
Merrill Lynch International   Carnival Corp.                      Buy      1.570    03/20/18      3,420             0       (49,625)
Merrill Lynch International   Carnival Corp.                      Buy      1.600    03/20/18      3,590             0       (48,158)
Merrill Lynch International   Eaton Corp.                         Buy      0.920    03/20/18      5,060             0          (757)
                                                                                                         ------------  ------------
TOTAL CREDIT DEFAULT SWAPS                                                                                ($2,307,789)  ($1,696,535)
                                                                                                         ============  ============

INTEREST RATE SWAPS

                                                     PAY/
                                                    RECEIVE                     NOTIONAL
                                                   FLOATING  FIXED  EXPIRATION   AMOUNT
COUNTERPARTY                  FLOATING RATE INDEX    RATE     RATE     DATE       (000)      VALUE
------------                  -------------------  --------  -----  ----------  --------  -----------
Citibank, N.A,, New York      USD-LIBOR BBA           Pay    5.457%  08/07/17   $100,000  $11,740,268
JPMorgan Chase Bank, N.A.     USD-LIBOR BBA           Pay    4.671   12/14/17     35,000    2,172,117
JPMorgan Chase Bank, N.A.     USD-LIBOR BBA           Pay    5.443   08/20/17    215,000   24,835,083
JPMorgan Chase Bank, N.A.     USD-LIBOR BBA           Pay    5.489   08/02/17    100,000   12,036,417
JPMorgan Chase Bank, N.A.     USD-LIBOR BBA           Pay    5.680   08/03/37     85,000   10,806,827
JPMorgan Chase Bank, N.A.     USD-LIBOR BBA           Pay    5.686   08/03/37     80,000   13,798,888
Lehman Brothers Special
   Financing, Inc., New York  USD-LIBOR BBA           Pay    5.610   08/09/37     80,000   12,762,506
                                                                                          -----------
TOTAL INTEREST RATE SWAPS                                                                  88,152,106
                                                                                          -----------
TOTAL SWAP AGREEMENTS                                                                     $86,455,571
                                                                                          ===========

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                 SECURITIES       INSTRUMENTS*
----------------              ---------------   ---------------
Level 1 - Quoted Prices       $10,033,751,501     $(3,988,810)
Level 2 - Other Significant
   Observable Inputs            7,303,766,058      86,455,571
Level 3 - Significant
Unobservable Inputs                       -0-             -0-
                              ---------------     -----------
   TOTAL                      $17,337,517,559     $82,466,761
                              ===============     ===========

*    Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008